Convertible Notes Payable and Accrued Interest (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 390,997	$ 370,429	$ 347,935
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share due to omagine director
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	74,946	63,726	48,726
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share due to investors
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	49,305	43,696	36,195
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share due to investors
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	$ 16,746	$ 13,007	$ 13,014